INCOME TAX EXPENSE (Tables)	6 Months Ended
Jun. 30, 2018
Income Tax [Abstract]
Schedule of components of income tax expense (recovery)

	For the three months ended June 30		For the six months ended June 30
	2018	2017	2018	2017
Current	$96	$208	$229	$348
Deferred	20	66	88	518
	$116	$274	$317	$866